Virtus Ceredex Small-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. In addition, the Fund’s investment adviser has reduced the management fee to 0.75%. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.36%	0.30%	0.37%	0.21%
Total Annual Fund Operating Expenses	1.36%	2.05%	1.12%	0.96%
Less: Fee Waiver and/or Expense Reimbursement(b)	—	(0.24)%	(0.30)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.81%	0.82%	0.77%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.81% for Class C Shares, 0.82% for Class I Shares and 0.77% for Class R6 Shares through April 30, 2026. Prior to April 30, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$681	$957	$1,254	$2,095
Class C	Sold	$284	$620	$1,081	$2,360
	Held	$184	$620	$1,081	$2,360
Class I	Sold or Held	$84	$326	$588	$1,336
Class R6	Sold or Held	$79	$287	$512	$1,161

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 61 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Ceredex Small-Cap Value Fund(**)	1.46%(*)	1.81%	0.82%	0.77%

(*) Share class expenses currently below the capped level.

(**) Contractual through April 30, 2026.

In the Management Fees table in the section “Management of the Funds” on page 85 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:

Fund	Management Fee
Virtus Ceredex Small-Cap Value Equity Fund	0.75%

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex SCV Expense Cap Reduction (12/24)

Virtus Seix Investment Grade Tax-Exempt Bond Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 17, 2024 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.29%	0.34%
Total Annual Fund Operating Expenses	1.04%	0.84%
Less: Fee Waiver and/or Expense Reimbursement(a)	(0.37)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	0.67%	0.50%

(a)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class A Shares and 0.50% for Class I Shares through April 30, 2026. Prior to April 30, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$342	$561	$798	$1,479
Class I	Sold or Held	$51	$234	$433	$1,006

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 61 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Seix Investment Grade Tax-Exempt Bond Fund(**)	0.67%	N/A	0.50%	N/A

(**) Contractual through April 30, 2026.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Seix IGTEB Expense Cap Reduction (12/24)

Virtus Ceredex Small-Cap Value Equity Fund, and

Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Funds”),

each a series of Virtus Asset Trust

Supplement dated December 17, 2024 to the Statement of

Additional Information (“SAI”) dated April 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2025, the Funds’ investment adviser will implement new expense limitation arrangements to further limit the Funds’ expenses. In addition, the adviser has reduced the Virtus Ceredex Small-Cap Value Equity Fund management fee to 0.75%. The resulting changes to the Funds’ SAI are described in more detail below.

In the table on page 96 of the Funds’ SAI, the row corresponding to the Virtus Ceredex Small-Cap Value Equity Fund will be replaced with the following:

Fund	Investment Advisory Fee
Ceredex Small-Cap Value Equity Fund	0.75%

In the table on page 97 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following:

Fund	Class A	Class C	Class I	Class R6
Ceredex Small-Cap Value Fund(*)	1.46%	1.81%	0.82%	0.77%
Seix Investment Grade Tax-Exempt Bond Fund(*)	0.67%	N/A	0.50%	N/A

(*) Contractual through April 30, 2026.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B Ceredex/Seix Expense Cap Reduction (12/24)